Financial Risk Management - Schedule of Effect of a 10% Variation in the Prices of Investments in Financial Instruments (Detail) - Price Risk [member] $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Positive variation impact on net income before income tax [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (+) / decrease (-) in the prices of investments in financial	10.00%
Income before income tax for fiscal year ended December 31, 2022	$ 41
Negative variation impact on net income before income tax [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (+) / decrease (-) in the prices of investments in financial	(10.00%)
Income before income tax for fiscal year ended December 31, 2022	$ (41)